Fair Value Measurements (Aggregate Fair Value Of Derivative Financial Instruments And Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts, Assets	$ 145	$ 60
Pension plan assets	5,047	4,874
Total assets	5,192	4,934
Debt	18,900	16,057
Foreign exchange contracts, Liabilities	66	103
Total liabilities	18,966	16,160
Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pension plan assets	2,168	2,433
Total assets	2,168	2,433
Debt	18,458	15,578
Total liabilities	18,458	15,578
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts, Assets	145	60
Pension plan assets	2,879	2,441
Total assets	3,024	2,501
Debt	442	479
Foreign exchange contracts, Liabilities	66	103
Total liabilities	508	582
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts, Assets
Pension plan assets
Total assets
Debt
Foreign exchange contracts, Liabilities
Total liabilities